Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Profit for the year, net of tax	$ 69,331	$ 25,534	$ 46,115
Adjustments for:
Depreciation and amortization	6,854	6,181	6,276
Share-based payments expense	609	1,278	2,032
Income from share and put option forfeiture and cancellation			(609)
Share of loss of equity-accounted associates	3,799	7,524	515
Impairment loss on trade and loan receivables and change in fair value of loans receivable	9	22	5,919
Change in fair value of share warrant obligations and other financial instruments	(4,384)	(913)	(10,946)
Change in fair value of other investments	(128)	1,698	115
Unwinding of discount on the put option liability		129	129
Trade and loan receivables write-off	(415)	59	119
Interest income	(1,749)	(2,344)	(4,017)
Interest expense	84	76	61
Lease modification loss	(12)	6	33
Gain on acquisition of associates		(47)
Loss on sale of subsidiaries	(117)
Dividend income	(750)	(1,371)	(1,231)
Foreign exchange gain/loss	(796)	5,186	3,395
Income tax expense	5,365	4,509	3,879
Total cash flows from operations before changes in working capital	77,700	47,527	51,785
Changes in working capital:
Decrease in deferred platform commissions	12,556	6,886	20,686
Decrease in deferred revenue	(54,498)	(16,938)	(42,917)
Decrease/(increase) in trade and other receivables	(375)	6,012	(9,880)
(Decrease)/increase in trade and other payables	(1,757)	(10,394)	(632)
Cash flows from (used in) operations	(44,074)	(14,434)	(32,743)
Income tax paid	(4,181)	(4,568)	(1,088)
Net cash flows (used in)/generated from operating activities	29,445	28,525	17,954
Investing activities
Acquisition of intangible assets	(2)	(95)	(16)
Acquisition of property and equipment	(311)	(343)	(739)
Investments in equity accounted associates	(2,314)	(7,524)	(515)
Loans granted	(1,171)	(601)	(1,933)
Proceeds from repayment of loans	401	472	969
Disposal of intangible assets and property and equipment	6	4
Acquisition of other investments	(44,698)	(63,865)	(107,159)
Proceeds from redemption of investments	24,410	126,156	75,484
Interest received	525	326	368
Dividends received	750	1,371	1,078
Net cash flows (used in)/generated from investing activities	(22,404)	55,901	(32,463)
Financing activities
Payments of lease liabilities	(1,328)	(1,591)	(1,892)
Dividends paid	(55,990)
Interest on lease	(84)	(76)	(56)
Buy-back of the shares resulted from Tender offer		(33,109)
Payments from exercise of put option liability of Cubic Games Studio Ltd's previous shareholders		(10,159)
Net cash flows used in financing activities	(57,402)	(44,935)	(1,948)
Net decrease in cash and cash equivalents for the period	(50,361)	39,491	(16,457)
Cash and cash equivalents at the beginning of the period	111,049	71,798	86,774
Effect of changes in exchange rates on cash held	2,220	(240)	1,481
Cash and cash equivalents at the end of the period	$ 62,908	$ 111,049	$ 71,798